Average Annual Total Returns			12 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	60 Months Ended	120 Months Ended
		Apr. 29, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
INVESCO V.I. AMERICAN FRANCHISE FUND | SERIES I
Prospectus [Line Items]
Average Annual Return, Percent			11.67%					10.35%	14.87%
Performance Inception Date		Jul. 03, 1995
INVESCO V.I. AMERICAN FRANCHISE FUND | SERIES II
Prospectus [Line Items]
Average Annual Return, Percent			11.39%					10.08%	14.58%
Performance Inception Date		Sep. 18, 2000
INVESCO V.I. AMERICAN FRANCHISE FUND | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			18.56%					15.32%	18.13%
INVESCO V.I. AMERICAN FRANCHISE FUND | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%					14.42%	14.82%
INVESCO V.I. AMERICAN VALUE FUND | SERIES I
Prospectus [Line Items]
Average Annual Return, Percent			21.00%					17.85%	12.29%
Performance Inception Date		Jan. 02, 1997
INVESCO V.I. AMERICAN VALUE FUND | SERIES II
Prospectus [Line Items]
Average Annual Return, Percent			20.76%					17.56%	12.01%
Performance Inception Date		May 05, 2003
INVESCO V.I. AMERICAN VALUE FUND | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%					14.42%	14.82%
INVESCO V.I. AMERICAN VALUE FUND | Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			11.05%					9.83%	9.78%
Invesco V.I. Balanced-Risk Allocation Fund | Series I
Prospectus [Line Items]
Average Annual Return, Percent			9.01%					2.53%	5.17%
Performance Inception Date		Jan. 23, 2009
Invesco V.I. Balanced-Risk Allocation Fund | Series II
Prospectus [Line Items]
Average Annual Return, Percent			8.69%					2.27%	4.91%
Performance Inception Date		Jan. 23, 2009
Invesco V.I. Balanced-Risk Allocation Fund | Custom Invesco V.I. Balanced-Risk Allocation Index (60% MSCI World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) and 40% Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or other taxes))
Prospectus [Line Items]
Average Annual Return, Percent			15.70%					7.24%	8.32%
Invesco V.I. Balanced-Risk Allocation Fund | MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			22.34%					11.19%	11.72%
INVESCO V.I. COMSTOCK FUND | SERIES I
Prospectus [Line Items]
Average Annual Return, Percent			17.45%					15.43%	11.95%
Performance Inception Date		Apr. 30, 1999
INVESCO V.I. COMSTOCK FUND | SERIES II
Prospectus [Line Items]
Average Annual Return, Percent			17.14%					15.14%	11.67%
Performance Inception Date		Sep. 18, 2000
INVESCO V.I. COMSTOCK FUND | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%					14.42%	14.82%
INVESCO V.I. COMSTOCK FUND | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			15.91%					11.33%	10.53%
INVESCO V.I. Core Equity Fund | Series I
Prospectus [Line Items]
Average Annual Return, Percent			16.17%					12.81%	11.73%
Performance Inception Date		May 02, 1994
INVESCO V.I. Core Equity Fund | Series II
Prospectus [Line Items]
Average Annual Return, Percent			15.88%					12.52%	11.46%
Performance Inception Date		Oct. 24, 2001
INVESCO V.I. Core Equity Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%					14.42%	14.82%
INVESCO V.I. Core Equity Fund | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.37%					13.59%	14.59%
INVESCO V.I. Core Plus Bond Fund | Series I
Prospectus [Line Items]
Average Annual Return, Percent			7.09%					(0.11%)	2.99%
Performance Inception Date		May 05, 1993
INVESCO V.I. Core Plus Bond Fund | Series II
Prospectus [Line Items]
Average Annual Return, Percent			6.96%					(0.36%)	2.73%
Performance Inception Date		Mar. 14, 2002
INVESCO V.I. Core Plus Bond Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%					(0.36%)	2.01%
Invesco V.I. Discovery Large Cap Fund | Series I
Prospectus [Line Items]
Average Annual Return, Percent			12.79%					11.69%	14.22%
Performance Inception Date		Apr. 03, 1985
Invesco V.I. Discovery Large Cap Fund | Series II
Prospectus [Line Items]
Average Annual Return, Percent			12.53%					11.41%	13.94%
Performance Inception Date		Sep. 18, 2001
Invesco V.I. Discovery Large Cap Fund | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			18.56%					15.32%	18.13%
Invesco V.I. Discovery Large Cap Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%					14.42%	14.82%
Invesco V.I. Discovery Mid Cap Growth Fund | Series I
Prospectus [Line Items]
Average Annual Return, Percent			4.79%					3.90%	11.38%
Performance Inception Date		Aug. 15, 1986
Invesco V.I. Discovery Mid Cap Growth Fund | Series II
Prospectus [Line Items]
Average Annual Return, Percent			4.53%					3.64%	11.10%
Performance Inception Date		Oct. 16, 2000
Invesco V.I. Discovery Mid Cap Growth Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%					14.42%	14.82%
Invesco V.I. Discovery Mid Cap Growth Fund | Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.66%					6.65%	12.49%
INVESCO V.I. Diversified Dividend Fund | SERIES I
Prospectus [Line Items]
Average Annual Return, Percent			15.74%					10.81%	9.20%
Performance Inception Date		Mar. 01, 1990
INVESCO V.I. Diversified Dividend Fund | SERIES II
Prospectus [Line Items]
Average Annual Return, Percent			15.44%					10.53%	8.93%
Performance Inception Date		Jun. 05, 2000
INVESCO V.I. Diversified Dividend Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%					14.42%	14.82%
INVESCO V.I. Diversified Dividend Fund | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			15.91%					11.33%	10.53%
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND | SERIES I
Prospectus [Line Items]
Average Annual Return, Percent	[1]		11.10%					10.16%	11.39%
Performance Inception Date	[1]	Nov. 09, 1994
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND | SERIES II
Prospectus [Line Items]
Average Annual Return, Percent	[1]		10.82%					9.89%	11.11%
Performance Inception Date	[1]	Jul. 24, 2000
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%					14.42%	14.82%
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND | S&P 500® Equal Weight Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			11.43%					10.48%	11.71%
INVESCO V.I. EQUITY AND INCOME FUND | SERIES I
Prospectus [Line Items]
Average Annual Return, Percent			12.81%					8.94%	8.92%
Performance Inception Date		Jun. 01, 2010
INVESCO V.I. EQUITY AND INCOME FUND | SERIES II
Prospectus [Line Items]
Average Annual Return, Percent			12.52%					8.68%	8.64%
Performance Inception Date		Apr. 30, 2003
INVESCO V.I. EQUITY AND INCOME FUND | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%					14.42%	14.82%
INVESCO V.I. EQUITY AND INCOME FUND | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			15.91%					11.33%	10.53%
INVESCO V.I. EQUITY AND INCOME FUND | Bloomberg U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			6.88%					(0.59%)	2.16%
INVESCO V.I. EQV International Equity Fund | Series I
Prospectus [Line Items]
Average Annual Return, Percent			16.50%					3.68%	6.22%
Performance Inception Date		May 05, 1993
INVESCO V.I. EQV International Equity Fund | Series II
Prospectus [Line Items]
Average Annual Return, Percent			16.23%					3.42%	5.95%
Performance Inception Date		Sep. 19, 2001
INVESCO V.I. EQV International Equity Fund | MSCI ACWI ex USA® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			32.39%					7.91%	8.41%
Invesco V.I. Global Fund | Series I
Prospectus [Line Items]
Average Annual Return, Percent			15.32%					7.28%	11.00%
Performance Inception Date		Nov. 12, 1990
Invesco V.I. Global Fund | Series II
Prospectus [Line Items]
Average Annual Return, Percent			15.02%					7.01%	10.72%
Performance Inception Date		Jul. 13, 2000
Invesco V.I. Global Fund | MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			22.34%					11.19%	11.72%
Invesco V.I. Global Fund | MSCI ACWI Growth Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			22.44%					11.12%	13.99%
INVESCO V.I. Global Real Estate Fund | Series I
Prospectus [Line Items]
Average Annual Return, Percent			7.85%					1.73%	2.44%
Performance Inception Date		Mar. 31, 1998
INVESCO V.I. Global Real Estate Fund | Series II
Prospectus [Line Items]
Average Annual Return, Percent			7.61%					1.49%	2.18%
Performance Inception Date		Apr. 30, 2004
INVESCO V.I. Global Real Estate Fund | Custom Invesco Global Real Estate Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		9.58%					2.45%	3.27%
INVESCO V.I. Global Real Estate Fund | MSCI World IndexSM (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			21.09%					12.15%	12.17%
Invesco V.I. Global Strategic Income Fund | Series I
Prospectus [Line Items]
Average Annual Return, Percent			12.98%					1.65%	3.01%
Performance Inception Date		May 03, 1993
Invesco V.I. Global Strategic Income Fund | Series II
Prospectus [Line Items]
Average Annual Return, Percent			12.75%					1.39%	2.76%
Performance Inception Date		Mar. 19, 2001
Invesco V.I. Global Strategic Income Fund | Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.17%					(2.15%)	1.26%
INVESCO V.I. Government Money Market Fund | Series I
Prospectus [Line Items]
Average Annual Return, Percent			4.01%					3.04%	1.95%
Performance Inception Date		May 05, 1993
INVESCO V.I. Government Money Market Fund | Series II
Prospectus [Line Items]
Average Annual Return, Percent			3.76%					2.85%	1.77%
Performance Inception Date		Dec. 16, 2001
INVESCO V.I. Government Money Market Fund | U.S. 3 Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.07%					3.21%	2.16%
INVESCO V.I. Government Securities Fund | Series I
Prospectus [Line Items]
Average Annual Return, Percent			7.37%					0.04%	1.60%
Performance Inception Date		May 05, 1993
INVESCO V.I. Government Securities Fund | Series II
Prospectus [Line Items]
Average Annual Return, Percent			6.95%					(0.22%)	1.34%
Performance Inception Date		Sep. 19, 2001
INVESCO V.I. Government Securities Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%					(0.36%)	2.01%
INVESCO V.I. Government Securities Fund | Bloomberg Intermediate U.S. Government Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			6.50%					0.64%	1.76%
INVESCO V.I. GROWTH AND INCOME FUND | SERIES I
Prospectus [Line Items]
Average Annual Return, Percent			15.62%					12.85%	10.73%
Performance Inception Date		Dec. 23, 1996
INVESCO V.I. GROWTH AND INCOME FUND | SERIES II
Prospectus [Line Items]
Average Annual Return, Percent			15.30%					12.56%	10.46%
Performance Inception Date		Sep. 18, 2000
INVESCO V.I. GROWTH AND INCOME FUND | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%					14.42%	14.82%
INVESCO V.I. GROWTH AND INCOME FUND | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			15.91%					11.33%	10.53%
INVESCO V.I. Health Care Fund | Series I
Prospectus [Line Items]
Average Annual Return, Percent			15.33%					3.80%	6.58%
Performance Inception Date		May 21, 1997
INVESCO V.I. Health Care Fund | Series II
Prospectus [Line Items]
Average Annual Return, Percent			15.08%					3.54%	6.31%
Performance Inception Date		Apr. 30, 2004
INVESCO V.I. Health Care Fund | MSCI World IndexSM (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			21.09%					12.15%	12.17%
INVESCO V.I. Health Care Fund | S&P Composite 1500® Health Care Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.71%					7.54%	9.81%
INVESCO V.I. Health Care Fund | MSCI World Health Care Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			14.83%					6.43%	8.14%
INVESCO V.I. High Yield Fund | Series I
Prospectus [Line Items]
Average Annual Return, Percent			6.73%					3.64%	4.83%
Performance Inception Date		May 01, 1998
INVESCO V.I. High Yield Fund | Series II
Prospectus [Line Items]
Average Annual Return, Percent			6.35%					3.40%	4.55%
Performance Inception Date		Mar. 26, 2002
INVESCO V.I. High Yield Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%					(0.36%)	2.01%
INVESCO V.I. High Yield Fund | Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.62%					4.50%	6.52%
Invesco V.I. International Growth Fund | Series I
Prospectus [Line Items]
Average Annual Return, Percent			16.32%					2.15%	5.64%
Performance Inception Date		May 13, 1992
Invesco V.I. International Growth Fund | Series II
Prospectus [Line Items]
Average Annual Return, Percent			15.53%					1.88%	5.34%
Performance Inception Date		Mar. 19, 2001
Invesco V.I. International Growth Fund | MSCI ACWI ex USA® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			32.39%					7.91%	8.41%
Invesco V.I. International Growth Fund | MSCI ACWI ex USA® Growth Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.65%					4.01%	7.92%
Invesco V.I. Main Street Fund | Series I
Prospectus [Line Items]
Average Annual Return, Percent			15.93%					12.47%	12.53%
Performance Inception Date		Jul. 05, 1995
Invesco V.I. Main Street Fund | Series II
Prospectus [Line Items]
Average Annual Return, Percent			15.64%					12.19%	12.25%
Performance Inception Date		Jul. 13, 2000
Invesco V.I. Main Street Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%					14.42%	14.82%
INVESCO V.I. Main Street Mid Cap Fund | Series I
Prospectus [Line Items]
Average Annual Return, Percent			9.19%					9.11%	9.35%
Performance Inception Date		Sep. 10, 2001
INVESCO V.I. Main Street Mid Cap Fund | Series II
Prospectus [Line Items]
Average Annual Return, Percent			8.96%					8.83%	9.08%
Performance Inception Date		Sep. 10, 2001
INVESCO V.I. Main Street Mid Cap Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%					14.42%	14.82%
INVESCO V.I. Main Street Mid Cap Fund | Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			10.60%					8.67%	11.01%
Invesco V.I. Main Street Small Cap Fund | Series I
Prospectus [Line Items]
Average Annual Return, Percent			8.70%					8.34%	10.59%
Performance Inception Date		May 01, 1998
Invesco V.I. Main Street Small Cap Fund | Series II
Prospectus [Line Items]
Average Annual Return, Percent			8.44%					8.07%	10.31%
Performance Inception Date		Jul. 16, 2001
Invesco V.I. Main Street Small Cap Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%					14.42%	14.82%
Invesco V.I. Main Street Small Cap Fund | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			12.81%					6.09%	9.62%
Invesco(R) V.I. S&P 500 Buffer Fund - September | Series I
Prospectus [Line Items]
Average Annual Return, Percent			12.78%				8.84%
Performance Inception Date		Sep. 30, 2021
Invesco(R) V.I. S&P 500 Buffer Fund - September | Series II
Prospectus [Line Items]
Average Annual Return, Percent			12.63%				8.59%
Performance Inception Date		Sep. 30, 2021
Invesco(R) V.I. S&P 500 Buffer Fund - September | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%				13.17%
Invesco(R) V.I. S&P 500 Buffer Fund - September | S&P 500® Index (Price Only)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		16.39%				11.52%
Invesco(R) V.I. S&P 500 Buffer Fund - December | Series I
Prospectus [Line Items]
Average Annual Return, Percent			12.53%			8.12%
Performance Inception Date		Dec. 30, 2021
Invesco(R) V.I. S&P 500 Buffer Fund - December | Series II
Prospectus [Line Items]
Average Annual Return, Percent			12.37%			7.88%
Performance Inception Date		Dec. 30, 2021
Invesco(R) V.I. S&P 500 Buffer Fund - December | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%			11.11%
Invesco(R) V.I. S&P 500 Buffer Fund - December | S&P 500® Index (Price Only)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		16.39%			9.47%
Invesco(R) V.I. S&P 500 Buffer Fund - March | Series I
Prospectus [Line Items]
Average Annual Return, Percent			7.64%		8.37%
Performance Inception Date		Mar. 31, 2022
Invesco(R) V.I. S&P 500 Buffer Fund - March | Series II
Prospectus [Line Items]
Average Annual Return, Percent			7.25%		8.08%
Performance Inception Date		Mar. 31, 2022
Invesco(R) V.I. S&P 500 Buffer Fund - March | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%		13.31%
Invesco(R) V.I. S&P 500 Buffer Fund - March | S&P 500® Index (Price Only)
Prospectus [Line Items]
Average Annual Return, Percent	[5]		16.39%		11.64%
Invesco(R) V.I. S&P 500 Buffer Fund - June | Series I
Prospectus [Line Items]
Average Annual Return, Percent			13.65%	14.03%
Performance Inception Date		Jun. 30, 2022
Invesco(R) V.I. S&P 500 Buffer Fund - June | Series II
Prospectus [Line Items]
Average Annual Return, Percent			13.35%	13.74%
Performance Inception Date		Jun. 30, 2022
Invesco(R) V.I. S&P 500 Buffer Fund - June | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	20.20%
Invesco(R) V.I. S&P 500 Buffer Fund - June | S&P 500® Index (Price Only)
Prospectus [Line Items]
Average Annual Return, Percent	[6]		16.39%	18.44%
INVESCO V.I. Small Cap Equity Fund | Series I
Prospectus [Line Items]
Average Annual Return, Percent			8.05%					7.32%	9.55%
Performance Inception Date		Aug. 29, 2003
INVESCO V.I. Small Cap Equity Fund | Series II
Prospectus [Line Items]
Average Annual Return, Percent			7.83%					7.06%	9.28%
Performance Inception Date		Aug. 29, 2003
INVESCO V.I. Small Cap Equity Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%					14.42%	14.82%
INVESCO V.I. Small Cap Equity Fund | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			12.81%					6.09%	9.62%
INVESCO V.I. Technology Fund | Series I
Prospectus [Line Items]
Average Annual Return, Percent			20.47%					10.30%	15.78%
Performance Inception Date		May 20, 1997
INVESCO V.I. Technology Fund | Series II
Prospectus [Line Items]
Average Annual Return, Percent			20.16%					10.02%	15.49%
Performance Inception Date		Apr. 30, 2004
INVESCO V.I. Technology Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%					14.42%	14.82%
INVESCO V.I. Technology Fund | S&P North American Technology Sector Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			27.82%					18.02%	22.54%
Invesco V.I. U.S. Government Money Portfolio | Series I
Prospectus [Line Items]
Average Annual Return, Percent			3.64%					2.80%	1.76%
Performance Inception Date		Apr. 03, 1985
Invesco V.I. U.S. Government Money Portfolio | Series II
Prospectus [Line Items]
Average Annual Return, Percent			3.39%					2.61%	1.56% [7]
Performance Inception Date		May 24, 2019

[1]	Amount includes the effect of the Invesco Advisers, Inc. pay-in for an economic loss as a result of a delay in rebalancing to the Underlying Index that occurred on April 24, 2020. Had the pay-in not been made, the total return would have been lower.
[2]	The Custom Invesco Global Real Estate Index is composed of the FTSE EPRA Nareit Global Index (Net) through June 30, 2021 and the FTSE EPRA Nareit Developed Index (Net) from July 1, 2021 onward.
[3]	The S&P 500® Index (Price Only) is a price return index, which tracks the price of its component securities and excludes dividends.
[4]	The S&P 500® Index (Price Only) is a price return index, which tracks the price of its component securities and excludes dividends.
[5]	The S&P 500® Index (Price Only) is a price return index, which tracks the price of its component securities and excludes dividends.
[6]	The S&P 500® Index (Price Only) is a price return index, which tracks the price of its component securities and excludes dividends.
[7]	Series II shares’ performance shown on or prior to the inception date is that of Series I shares restated to reflect the 12b-1 fees applicable to the Series II shares. Series I shares’ performance reflects any applicable fee waiver and/or expense reimbursements.